Non-controlling interests and redeemable non-controlling interests	6 Months Ended
Jun. 30, 2023
Noncontrolling Interest [Abstract]
Non-controlling interests and redeemable non-controlling interests	Non-controlling interests and redeemable non-controlling interests
Net effect attributable to non-controlling interests consists of the following:

	Three months ended June 30		Six months ended June 30
	2023	2022	2023	2022
HLBV and other adjustments attributable to:
Non-controlling interests - tax equity partnership units	$25,172	$31,100	$59,743	$71,961
Non-controlling interests - redeemable tax equity partnership units	331	1,337	662	2,936
Other net loss attributable to:
Non-controlling interests	(10,064)	(416)	(18,387)	(1,934)
	$15,439	$32,021	$42,018	$72,963
Redeemable non-controlling interest, held by related party	(6,349)	(3,086)	(12,399)	(5,661)
Net effect of non-controlling interests	$9,090	$28,935	$29,619	$67,302
The non-controlling tax equity investors (“tax equity partnership units”) in the Company's U.S. wind power and solar power generating facilities are entitled to allocations of earnings, tax attributes and cash flows in accordance with contractual agreements. The share of earnings attributable to the non-controlling interest holders in these subsidiaries is calculated using the Hypothetical Liquidation at Book Value ("HLBV") method of accounting.